Investments (Details 10) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Commercial mortgage loans
Net commercial mortgage loans	$ 420,569	$ 499,814
70% and less | Maximum
Commercial mortgage loans
Loan-to-value percentage	70.00%	70.00%
71 - 80% | Minimum
Commercial mortgage loans
Loan-to-value percentage	71.00%	71.00%
71 - 80% | Maximum
Commercial mortgage loans
Loan-to-value percentage	80.00%	80.00%
81 - 95% | Minimum
Commercial mortgage loans
Loan-to-value percentage	81.00%	81.00%
81 - 95% | Maximum
Commercial mortgage loans
Loan-to-value percentage	95.00%	95.00%
Greater than 95% | Minimum
Commercial mortgage loans
Loan-to-value percentage	95.00%	95.00%
Commercial mortgage loans
Commercial mortgage loans
Commercial mortgage loans	$ 421,643	$ 501,278
Less valuation allowance	(1,074)	(1,464)
Net commercial mortgage loans	$ 420,569	$ 499,814
% of Gross Mortgage Loans (as a percent)	100.00%	100.00%
Debt-Service Coverage Ratio	1.96	1.90
Commercial mortgage loans | Minimum
Commercial mortgage loans
Commercial mortgage loans	$ 122	$ 77
Commercial mortgage loans | Maximum
Commercial mortgage loans
Commercial mortgage loans	11,966	12,251
Commercial mortgage loans | 70% and less
Commercial mortgage loans
Commercial mortgage loans	$ 399,321	$ 447,941
% of Gross Mortgage Loans (as a percent)	94.70%	89.40%
Debt-Service Coverage Ratio	1.98	1.99
Commercial mortgage loans | 71 - 80%
Commercial mortgage loans
Commercial mortgage loans	$ 11,590	$ 40,651
% of Gross Mortgage Loans (as a percent)	2.80%	8.10%
Debt-Service Coverage Ratio	1.25	1.28
Commercial mortgage loans | 81 - 95%
Commercial mortgage loans
Commercial mortgage loans	$ 5,916	$ 6,155
% of Gross Mortgage Loans (as a percent)	1.40%	1.20%
Debt-Service Coverage Ratio	0.92	0.99
Commercial mortgage loans | Greater than 95%
Commercial mortgage loans
Commercial mortgage loans	$ 4,816	$ 6,531
% of Gross Mortgage Loans (as a percent)	1.10%	1.30%
Debt-Service Coverage Ratio	3.52	0.43
Commercial mortgage loans | Investment portfolio | Geographic concentration risk | California, New York and Utah
Commercial mortgage loans
Concentration percentage	39.00%